Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

October 1, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:
Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of DWS California Tax-Free Income Fund and DWS New York Tax-Free Income Fund (the “Funds”), each a series of DWS State Tax-Free Income Series (the “Trust”); (Reg. Nos. 002-81549 and 811-3657)

Ladies and Gentlemen:

On behalf of the Funds, we are filing today through the EDGAR system Post-Effective Amendment No. 48 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on December 1, 2010. No fees are required in connection with this filing.

The Prospectus includes a description of the Funds’ principal investment strategies and risks pursuant to Item 9 of Form N-1A and summarizes the disclosure contained in response to Item 9 within each summary section pursuant to Item 4 of Form N-1A. The Amendment has been electronically coded to show changes from the Funds’ Prospectus and Statement of Additional Information, filed with the Commission on November 30, 2009 in Post-Effective Amendment No. 47.

In addition, DWS has reorganized the Statement of Additional Information (“SAI”) disclosure into two components: Part I contains fund-specific disclosure for the applicable fund; and Part II contains standardized disclosure for all DWS funds. As part of the reorganization of the SAI, DWS undertook to align and update all risk disclosure across all funds in the DWS family of funds, representing in the case of many DWS funds, a wholesale restatement of risk disclosure. Additionally, as part of the initiative, the DWS funds Board approved a number of changes to non-fundamental investment policies relating to a variety of investment strategies.  Investment policy changes have been marked and are reflected in the Part I of the SAI.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3011.

Very truly yours,

/s/James M. Wall

James M. Wall, Esq.
Director and Senior Counsel
Deutsche Asset Management

cc:           John Marten, Esq., Vedder Price P.C.